INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES

NOTE－ 5 INVENTORIES

The Company’s inventories were as follows: -

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

Finished goods	8,413	18,620

During 2024, S$ Nil (2023: S$0.3 million) is recognized as an expense for inventories carried at net realizable value.